000 A000000 06/30/1999
000 C000000 0000225852
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 SHEPMYERS INVESTMENT COMPANY
001 B000000 811-2798
001 C000000 7176378931
002 A000000 RD1, ROUTE 194 SOUTH
002 B000000 HANOVER
002 C000000 PA
002 D010000 17331
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
013 A000001 BEARD & COMPANY INC.
013 B010001 READING
013 B020001 PA
013 B030001 19603
013 B040001 0311
015 B000001 C
018  000000 N
019 A000000 N
019 B000000    0
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 RUTHERFORD BROWN & CATHERWOOD, INC.
022 B000001 23-2182950
022 C000001         1
022 D000001         0
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000          1
023 D000000          0
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 N
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 N
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000         0
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000         0
028 G020000         0
028 G030000         0
028 G040000         0
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
045  000000 N
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
055 A000000 N
055 B000000 N
056  000000 N
057  000000 N
061  000000        0
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   5.7
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   4.3
062 M000000   0.0
062 N000000   0.0
062 O000000  90.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  5.0
064 A000000 N
064 B000000 N
066 A000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 N
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 N
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 N
070 J020000 N
070 K010000 N
070 K020000 N
070 L010000 N
070 L020000 N
070 M010000 N
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 N
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000      1043
071 B000000      1323
071 C000000     15088
071 D000000    7
072 A000000  6
072 B000000      395
072 C000000        0
072 D000000        0
072 E000000        0
072 F000000       13
072 G000000        0
072 H000000        1
072 I000000        5
072 J000000        2
072 K000000        0
072 L000000        0
072 M000000       16
072 N000000        0
072 O000000        1
072 P000000        0
072 Q000000        1
072 R000000        5
072 S000000        9
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000        8
072 X000000       61
072 Y000000        0
072 Z000000      334
072AA000000       48
072BB000000        0
072CC010000        0
072CC020000      466
072DD010000      476
072DD020000        0
072EE000000        0
073 A010000   0.6200
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000        1
074 B000000        0
074 C000000      858
074 D000000    13602
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000      648
074 J000000        0
074 K000000        0
074 L000000        0
074 M000000      200
074 N000000    15309
074 O000000      100
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000      266
074 S000000        0
074 T000000    14943
074 U010000      768
074 U020000        0
074 V010000    19.45
074 V020000     0.00
074 W000000   0.0000
074 X000000      163

074 Y000000        0
075 A000000        0
075 B000000    15367
076  000000     0.00
077 A000000 Y
077 K000000 Y
077 Q010000 N
077 Q020000 Y
077 Q030000 N
078  000000 N
080 C000000        0
081 B000000   0
082 B000000        0
083 B000000        0
084 B000000        0
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   PAUL E. SPEARS
TITLE       PRESIDENT

Shepmyers Investment Company
For semi-annual period ended June 30, 1999
File Number: 811-2798
Form N-SAR Sub-Item 77K: Changes in Registrant's Certifying Accountants


On February 1, 1999, Ernst & Young LLP ("Ernst & Young") resigned as the Company's independent accountants. During the Company's two most recent fiscal years ended December 31, 1998 and 1997, Ernst & Young's reports on the Company's financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Company's two most recent fiscal years ended December 31, 1998 and 1997 and the interim period commencing January 1, 1999 and ending February 1, 1999, there were no disagreements with Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years. During the Company's two most recent fiscal years and the subsequent interim period ended February 1, 1999, there were no events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On February 18, 1999, the Company by action of its Board of Directors, including a majority of the members of the Board of Directors who are not "interested persons" of the Company (as defined in the 1940 Act), selected Beard & Company Inc. ("Beard & Company") as the independent accountants to audit the Company's financial statements for the fiscal year ending December 31, 1999. During the Company's two most recent fiscal years ended December 31, 1998 and 1997 and the subsequent interim period ended February 1, 1999, neither the Company nor anyone on its behalf has consulted Beard & Company on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Shepmyers Investment Company
For period ended 6/30/99
File number 811-2798


      SUB-ITEM 77Q2 Section 16(a) Beneficial Ownership Reporting Compliance
                    -------------------------------------------------------

     Section 30(f) of the Investment Company Act of 1940 and Section 16(a) of the Securities Exchange Act of 1934 require that the directors and officers of Shepmyers Investment Company (the "Company"), certain affiliated persons of The Rittenhouse Trust Company ("RTC"), and persons who own more than ten percent of the Company's shares file with the Securities and Exchange Commission initial reports of ownership and reports of changes in ownership of shares of the Company. Specific due dates have been established and the Company is required to disclose any failure to file by the specific due dates. To the Company's knowledge, all of these filing requirements were satisfied during 1999, except Lawrence DeVan, a director of the Company, did not file on a timely basis one report relating to the acquisition of 1,824 shares. In making this disclosure, the Company has relied on copies of reports that were furnished to it and written representations of its directors, officers and RTC.

                                 Signature Page


     This report is signed on behalf of registrant in the City of Hanover and Commonwealth of Pennsylvania on the 25th day of August, 1999.


                                            SHEPMYERS INVESTMENT COMPANY


Witness: By: /s/ W. Bruce McConnel, III         /s/ Paul E. Spears
             --------------------------             --------------
             W. Bruce McConnel, III                 Paul E. Spears
             Secretary                              President